Long-term debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
	As of
	December 31,
(in thousands of U.S. dollars)	2014	2013
Lampung facility:
$ 178.6 million Export credit tranche	$168,640	$—
$ 58.5 million FSRU tranche	43,693	—
$ 61.9 million Mooring tranche	—	—
Total debt	212,333	—
Less: Current portion of long-term debt	(19,062)	—
Long-term debt	$193,271	$—

Schedule of Maturities of Long-term Debt [Table Text Block]
The outstanding long-term debt as of December 31, 2014 is repayable as follows:

(in thousands of U.S. dollars)	Total
2015	$19,062
2016	19,062
2017	19,062
2018	19,062
2019	19,062
2020 and thereafter	117,023
Total	$212,333